Expense Example {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-14 - Fidelity Advisor® Global Capital Appreciation Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Global Capital Appreciation Fund-Class A
Expense Example:
1 year	$ 700
3 years	965
5 years	1,251
10 years	2,062
Fidelity Advisor Global Capital Appreciation Fund-Class M
Expense Example:
1 year	502
3 years	824
5 years	1,169
10 years	2,140
Fidelity Advisor Global Capital Appreciation Fund-Class C
Expense Example:
1 year	308
3 years	648
5 years	1,115
10 years	2,210
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	$ 1,190